Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Promissory Notes
7. Promissory Notes
2020 Convertible Promissory Notes
In February 2020, the Company issued convertible notes for an aggregate principal amount of $340 million with an initial maturity date in March 2025 (the “2020 Notes”). The Company received net proceeds of $333 million, net of $2 million in debt issuance costs, reflecting an original issue discount on the principal of $5 million. The interest rate is 10.00% per annum, payable quarterly in arrears.
In February 2021, the Company repaid the outstanding principal and accrued interest of the 2020 Notes in full for $375 million.

9. Promissory Notes
2017 Convertible Promissory Notes
In September and December 2017, the Company entered into Note Purchase Agreements pursuant to which the Company issued convertible promissory notes with an aggregate principal amount of $60 million (the “Notes”) to two existing investors and one new investor. The Notes accrued interest at the rate of 1.29% per annum. The Notes could be redeemed or converted into redeemable convertible preferred stock upon either, (i) a change in control, or (ii) an equity financing of at least $50 million. The Notes could also be accelerated upon the occurrence of a customary event of default. In 2018, the Company issued Series D redeemable convertible preferred stock, thereby satisfying the Notes’ conversion condition. As a result, the outstanding principal and accrued interest of $60 million converted into a total of 11,752,210 shares of Series D redeemable convertible preferred stock, which were converted into Class A common stock upon the Company’s IPO.
Promissory Note Issued to
Not-for-Profit
Organization
In October 2019, the Company entered into a $30 million promissory note (the “Promissory Note”) with a third-party not-for-profit
organization to support a 2020 ballot initiative in California. The Promissory Note does not bear interest, and the Company has rights to demand repayment to the extent such funds have not been spent by the not-for-profit
organization. The Promissory Note, less any amounts spent, is payable to the Company upon the earlier of (i) the Company demanding a repayment or (ii) by December 31, 2020. The Company initially recorded the Promissory Note as a prepaid expense and other current asset on the consolidated balance sheet and the Company’s portion of amounts spent by the not-for-profit
organization are recorded as general and administrative expenses as the funds are spent. As of December 31, 2019, the carrying value of the Promissory Note was $29 million, and was recorded in prepaid expenses and other current assets on the consolidated balance sheets. As of December 31, 2020, the carrying value of the Promissory Note was zero as it was spent in full. During the years ended December 31, 2019 and 2020, the Company recorded $1 million and $29 million, respectively, in general and administrative expenses in the consolidated statements of operations.
2020 Convertible Promissory Notes
In February 2020, the Company issued convertible notes for an aggregate principal amount of $340 million with an initial maturity date in March 2025 (the “2020 Notes”). The Company received net proceeds of $333 million, net of $2 million in debt issuance costs, reflecting an original issue discount on the principal of $5 million. The interest rate is 10.00% per annum, payable quarterly in arrears. At the election of the Company, interest is to be paid in cash or by increasing the principal amount of the 2020 Notes by payment-in-kind.
The 2020 Notes will be automatically converted upon the later of (i) the one-year
anniversary of the issuance date of the 2020 Notes and (ii) the trading day that is the tenth trading day immediately following the date of a Qualified Public Company Event ((i) and (ii), in either case, the “initial conversion date”). A Qualified Public Company Event for purposes of the 2020 Notes means any transaction, including a direct listing or an initial public offering, that (a) results in the Company’s common stock being registered under Section 12(b) of the Exchange Act of 1934, as amended, and listed on the NYSE, the Nasdaq Global Select Market, or the Nasdaq Global Market and (b) in connection with a firm commitment underwritten initial public offering with net proceeds of at least $100 million. If, following a Qualified Public Company Event, the conversion reference price for the 2020 Notes implies a market capitalization for the Company that is less than $10 billion, the 2020 Notes will automatically convert into a new non-convertible
note bearing identical terms to the 2020 Notes (other than with respect to conversion), which is prepayable without penalty at the Company’s option at any time. For purposes of the 2020 Notes, the “conversion reference price” means the arithmetic average of the daily volume-weighted average price of the Company’s common stock for the ten trading days immediately prior to the initial conversion date. If, following a Qualified Public Company Event, the conversion reference price for the 2020 Notes implies a market capitalization for the Company greater than $10 billion, the 2020 Notes will automatically convert into shares of the Company’s common stock over a
40-trading
day period based on the daily volume-weighted average price per share of the Company’s common stock during such period; provided, the Company may, in its sole discretion, elect to deliver cash in lieu of shares of common stock in connection with such conversion.
As of December 31, 2020, the 2020 Notes had a carrying value of $364 million on the consolidated balance sheets, consisting of the unpaid principal balance of $340 million, plus unpaid accrued payment-in-kind
interest of $30 million, net of unamortized debt issuance costs of $1 million and unamortized original issue discount of $5 million. The Company amortizes the debt issuance costs and the original issue discount over the period until the initial maturity date of the 2020 Notes. Amortization of debt issuance costs and the original issue discount were not material for the year ended December 31, 2020.